STOCK OPTIONS AND WARRANTS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STOCK OPTIONS AND WARRANTS
Options Number exercisable, beginning		18,341,741	8,227,380
Options Outstanding, Ending		21,860,715	10,960,715
Number Exercisable Number of Share	18,341,741	18,341,741	8,227,380
Number of Options Exercisable	18,341,741	18,341,741	8,227,380
Number of Options Outstanding	19,860,715	19,860,715	10,960,715
Weighted Average Exercise Price, beginning	$ 0.049	$ 0.15	$ 0.37
Options Outstanding Weighted Average Exercise Price	$ 0.049	$ 0.049	$ 0.15
Options outstanding, ending balance	19,860,715	19,860,715	10,960,715
Options Exercisable Weighted Average Exercise Price	$ 0.049	$ 0.049	$ 0.37
Weighted Average Exercise Price	$ 0.15	$ 0.15
Weighted Average Remaining Contractual Life	8 years 6 months	9 years	8 years 6 months
Options Exercisable Weighted Average Exercise Price	$ 0.049	$ 0.049	$ 0.37
Weighted Average Exercised price ending		$ 0.049	$ 0.37